Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 2.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	692,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	7.25
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	692,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	$ 2.45
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	$ 3.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	$ 3.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	174,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	5.80
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	$ 3.19
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	146,182
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	$ 3.15
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	$ 4.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	$ 5.99
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	40,433
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	1.54
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	$ 5.07
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	40,433
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	$ 5.07
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	$ 6.00
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	$ 24.65
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	48,000
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	4.66
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	$ 9.33
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	47,410
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	$ 9.37
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	954,433
Shareholders Equity Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	926,025